Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2022
Exploration For And Evaluation Of Mineral Resources [Abstract]
Detailed Information About Exploration and Evaluation Assets

	Exploration and Production			Oil Sands Mining and Upgrading	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2020	$2,101	$—	$83	$252	$2,436
Additions/Acquisitions (note 7)	30	—	8	—	38
Transfers to property, plant and equipment	(73)	—	—	(150)	(223)
Derecognitions and other	(1)	—	—	—	(1)
At December 31, 2021	2,057	—	91	102	2,250
Additions/Acquisitions	41	—	5	—	46
Transfers to property, plant and equipment	(71)	—	—	—	(71)
Derecognitions and other	(1)	—	—	—	(1)
Foreign exchange adjustments	—	—	2	—	2
At December 31, 2022	$2,026	$—	$98	$102	$2,226